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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         TOBAM
                 -------------------------------------
   Address:      20 rue Quentin Bauchart
                 -------------------------------------
                 Paris
                 -------------------------------

Form 13F File Number:    028-14715
                         ---------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Bellaiche
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   +33 1 53 23 41 54
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Bellaiche          Paris, France          April 30, 2012
   -------------------------------    --------------------   ------------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
                                        --------------------


Form 13F Information Table Entry Total: 105
                                        --------------------
Form 13F Information Table Value Total: $ 767,160
                                        --------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
                                                                                                       Voting    Voting    Voting
                                            CUSIP     Value     Amount of Type of  Investment Other    Authority Authority Authority
Name of Issuer              Title of class  Number    (x$1,000) security  security Discretion Managers SOLE      SHARED    NONE
ADVANCE AUTO PARTS INC      COM             00751Y106       148      1671 SH       SOLE       -        1671      -         -
AGNICO-EAGLE MINES          COM             008474108       385     11578 SH       SOLE       -        11578     -         -
ALEXION PHARMACEUTICALS INC COM             015351109     20368    219339 SH       SOLE       -        219339    -         -
ALIMENTATION COUCHE-TARD -B COM             01626P403       725     22134 SH       SOLE       -        22134     -         -
AMAZON.COM INC              COM             023135106     11984     59178 SH       SOLE       -        59178     -         -
AMGEN INC                   COM             031162100      6632     97540 SH       SOLE       -        97540     -         -
ANNALY CAPITAL MANAGEMENT I COM             035710409     19491   1232029 SH       SOLE       -        1232029   -         -
APOLLO GROUP INC-CL A       COM             037604105     15049    389460 SH       SOLE       -        389460    -         -
APPLE INC                   COM             037833100       649      1082 SH       SOLE       -        1082      -         -
AUTOZONE INC                COM             053332102     13059     35123 SH       SOLE       -        35123     -         -
BCE INC                     COM             05534B760       315      7894 SH       SOLE       -        7894      -         -
BELL ALIANT INC             COM             07786R204       429     15700 SH       SOLE       -        15700     -         -
BEST BUY CO INC             COM             086516101      7240    305759 SH       SOLE       -        305759    -         516000
BIOGEN IDEC INC             COM             09062X103      9257     73489 SH       SOLE       -        73489     -         -
BOMBARDIER INC 'B'          COM             097751200       214     51630 SH       SOLE       -        51630     -         -
CABLEVISION SYSTEMS-NY GRP- COM             12686C109     12994    885130 SH       SOLE       -        885130    -         -
CAMPBELL SOUP CO            COM             134429109     20837    615564 SH       SOLE       -        615564    -         -
CANADIAN PACIFIC RAILWAY LT COM             13645T100       160      2117 SH       SOLE       -        2117      -         -
CANADIAN TIRE CORP -CL A    COM             136681202       139      2159 SH       SOLE       -        2159      -         -
CANADIAN UTILITIES LTD A    COM             136717832        62       950 SH       SOLE       -        950       -         -
CENTERRA GOLD INC           COM             152006102       284     18327 SH       SOLE       -        18327     -         -
CF INDUSTRIES HOLDINGS INC  COM             125269100       828      4533 SH       SOLE       -        4533      -         -
CGI GROUP INC - CL A        COM             39945C109        29      1316 SH       SOLE       -        1316      -         -
CHIPOTLE MEXICAN GRILL INC  COM             169656105      6643     15892 SH       SOLE       -        15892     -         -
CI FINANCIAL INCOME FUND    COM             125491100        70      3061 SH       SOLE       -        3061      -         -
COBALT INTERNATIONAL ENERGY COM             19075F106       486     16171 SH       SOLE       -        16171     -         -
CONAGRA FOODS INC           COM             205887102      6680    254388 SH       SOLE       -        254388    -         -
CONSOLIDATED EDISON INC     COM             209115104      6751    115558 SH       SOLE       -        115558    -         -
DOLLAR GENERAL CORP         COM             256677105     32897    712047 SH       SOLE       -        712047    -         -
DOLLAR TREE INC             COM             256746108     14408    152479 SH       SOLE       -        152479    -         -
DR PEPPER SNAPPLE GROUP INC COM             26138E109     24634    612625 SH       SOLE       -        612625    -         140000
EDWARDS LIFESCIENCES CORP   COM             28176E108      9448    129911 SH       SOLE       -        129911    -         -
ELDORADO GOLD CORPORATION   COM             284902103      3973    289828 SH       SOLE       -        289828    -         -
EMPIRE CO LTD 'A'           COM             291843407       641     11116 SH       SOLE       -        11116     -         -
ENBRIDGE INC                COM             29250N105       150      3875 SH       SOLE       -        3875      -         -
FAIRFAX FINANCIAL HLDGS LTD COM             303901102      7540     18719 SH       SOLE       -        18719     -         -
FAMILY DOLLAR STORES        COM             307000109       639     10093 SH       SOLE       -        10093     -         -
FIRST SOLAR INC             COM             336433107      4277    170746 SH       SOLE       -        170746    -         150000
FIRSTENERGY CORP            COM             337932107      6592    144595 SH       SOLE       -        144595    -         -
FRANCO-NEVADA CORP          COM             351858105       227      5300 SH       SOLE       -        5300      -         -
GAMESTOP CORP-CLASS A       COM             36467W109     16299    746310 SH       SOLE       -        746310    -         -
GENERAL MILLS INC           COM             370334104     40024   1014548 SH       SOLE       -        1014548   -         -
GILDAN ACTIVEWEAR INC       COM             375916103       364     13266 SH       SOLE       -        13266     -         -
GILEAD SCIENCES INC         COM             375558103     14275    292212 SH       SOLE       -        292212    -         -
GOLDCORP INC                COM             380956409      4767    105965 SH       SOLE       -        105965    -         -
GREEN MOUNTAIN COFFEE ROAST COM             393122106      8739    186563 SH       SOLE       -        186563    -         -
HCA INC                     COM             40412C101      9184    371233 SH       SOLE       -        371233    -         -
HERSHEY CO/THE              COM             427866108      9331    152141 SH       SOLE       -        152141    -         -
HOSPIRA INC                 COM             441060100     15977    427301 SH       SOLE       -        427301    -         -
ILLUMINA INC                COM             452327109      8801    167281 SH       SOLE       -        167281    -         -

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
INDUSTRIAL ALLIANCE INSURAN COM             455871103       199      6500 SH       SOLE       -        6500      -         -
INTACT FINANCIAL CORP       COM             45823T106      7052    117416 SH       SOLE       -        117416    -         -
KELLOGG CO                  COM             487836108     25584    477041 SH       SOLE       -        477041    -         -
KIMBERLY-CLARK CORP         COM             494368103      5770     78085 SH       SOLE       -        78085     -         -
KINDER MORGAN INC           COM             49456B101      1163     30100 SH       SOLE       -        30100     -         3500
KINDER MORGAN MANAGEMENT LL COM             49455U100      5107     68431 SH       SOLE       -        68431     -         -
KINROSS GOLD CORP           COM             496902404      4110    421295 SH       SOLE       -        421295    -         -
KROGER CO                   COM             501044101      6060    250088 SH       SOLE       -        250088    -         -
LEVEL 3 COMMUNICATIONS INC  COM             52729N308      5235    203459 SH       SOLE       -        203459    -         -
MEAD JOHNSON NUTRITION CO-A COM             582839106     16532    200440 SH       SOLE       -        200440    -         -
MEDCO HEALTH SOLUTIONS INC  COM             58405U102     22770    323901 SH       SOLE       -        323901    -         -
METRO INC -A                COM             59162N109       404      7600 SH       SOLE       -        7600      -         -
MICRON TECHNOLOGY INC       COM             595112103      1557    192199 SH       SOLE       -        192199    -         -
NETFLIX INC                 COM             64110L106      8864     77055 SH       SOLE       -        77055     -         -
NEWMONT MINING CORP         COM             651639106     25457    496527 SH       SOLE       -        496527    -         -
NIKO RESOURCES LTD          COM             653905109        60      1700 SH       SOLE       -        1700      -         -
O'REILLY AUTOMOTIVE INC     COM             67103H107      7183     78627 SH       SOLE       -        78627     -         -
ONEX CORPORATION            COM             68272K103        81      2205 SH       SOLE       -        2205      -         -
OPEN TEXT CORP              COM             683715106       439      7195 SH       SOLE       -        7195      -         -
OSISKO MINING CORP          COM             688278100       152     13135 SH       SOLE       -        13135     -         -
P G & E CORP                COM             69331C108     34183    787442 SH       SOLE       -        787442    -         -
PEPSICO INC                 COM             713448108      7128    107427 SH       SOLE       -        107427    -         -
PPL CORPORATION             COM             69351T106      5540    196022 SH       SOLE       -        196022    -         -
PROCTER & GAMBLE CO         COM             742718109      1118     16630 SH       SOLE       -        16630     -         26300
QUEST DIAGNOSTICS           COM             74834L100      8286    135501 SH       SOLE       -        135501    -         -
RALCORP HOLDINGS INC        COM             751028101     23307    314575 SH       SOLE       -        314575    -         20000
RESEARCH IN MOTION          COM             760975102       280     19100 SH       SOLE       -        19100     -         -
RIOCAN REAL ESTATE INVST TR COM             766910103       281     10383 SH       SOLE       -        10383     -         -
RITCHIE BROS AUCTIONEERS    COM             767744105       174      7337 SH       SOLE       -        7337      -         -
ROSS STORES INC             COM             778296103      3189     54889 SH       SOLE       -        54889     -         -
SAFEWAY INC                 COM             786514208      5916    292730 SH       SOLE       -        292730    -         -
SAPUTO INC                  COM             802912105       257      5955 SH       SOLE       -        5955      -         -
SEARS HOLDINGS CORP         COM             812350106      6271     94655 SH       SOLE       -        94655     -         26500
SHOPPERS DRUG MART CORP     COM             82509W103      1128     25741 SH       SOLE       -        25741     -         19600
SILVER WHEATON CORP         COM             828336107      3251     98219 SH       SOLE       -        98219     -         -
SIRIUS XM RADIO INC         COM             82967N108      3931   1701691 SH       SOLE       -        1701691   -         1500000
SNC-LAVALIN GROUP INC       COM             78460T105        60      1500 SH       SOLE       -        1500      -         -
SOUTHERN CO                 COM             842587107     14448    321569 SH       SOLE       -        321569    -         -
SPRINT NEXTEL CORP          COM             852061100     12305   4317584 SH       SOLE       -        4317584   -         -
SYSCO CORP                  COM             871829107      6801    227775 SH       SOLE       -        227775    -         -
TARGET CORP                 COM             87612E106      6366    109251 SH       SOLE       -        109251    -         -
TELUS CORP                  COM             87971M103        31       539 SH       SOLE       -        539       -         -
TELUS CORPORATION -NON VOTE COM             87971M202       324      5700 SH       SOLE       -        5700      -         -
TIM HORTONS INC             COM             88706M103       299      5609 SH       SOLE       -        5609      -         -
TMX GROUP INC               COM             87261X108       359      8011 SH       SOLE       -        8011      -         -
UNITED CONTINENTAL HOLDINGS COM             910047109      5412    251705 SH       SOLE       -        251705    -         -
URBAN OUTFITTERS INC        COM             917047102     15336    526829 SH       SOLE       -        526829    -         -
VALEANT PHARMACEUTICALS INT COM             91911K102       126      2345 SH       SOLE       -        2345      -         -
VERISK ANALYTICS INC-CLASS  COM             92345Y106      9866    210046 SH       SOLE       -        210046    -         -
VERTEX PHARMACEUTICALS INC  COM             92532F100     16710    407460 SH       SOLE       -        407460    -         -

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
VITERRA INC                 COM             92849T108       140      8775 SH       SOLE       -        8775      -         -
WALGREEN CO                 COM             931422109     29408    878099 SH       SOLE       -        878099    -         -
WESTERN DIGITAL CORP        COM             958102105      4231    102230 SH       SOLE       -        102230    -         -
WESTON (GEORGE) LTD         COM             961148509       115      1821 SH       SOLE       -        1821      -         -
YAMANA GOLD INC             COM             98462Y100      1712    109947 SH       SOLE       -        109947    -         159000

                                       3